New standards and interpretations not yet adopted (Details) € in Millions	Dec. 31, 2018 EUR (€)
Proforma Adjustment | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	€ 2.3